SUBSEQUENT EVENTS (Details)				5 Months Ended
	Jun. 12, 2026 USD ($) $ / shares shares	Mar. 24, 2026 USD ($) $ / shares shares	Mar. 18, 2025 USD ($) $ / shares shares	Jun. 12, 2026 USD ($) $ / shares shares	Jun. 11, 2026 USD ($) $ / shares shares	Dec. 31, 2025 USD ($) $ / shares shares
SUBSEQUENT EVENTS
Number of shares issued			1
Common Shares, authorized value | $			$ 50,000			$ 50,000
Common Shares, shares authorized			50,000			50,000
Common Shares, par value | $ / shares			$ 1			$ 1
Common Shares, shares issued						1
Common Shares, shares outstanding						1
Issued share capital | $						$ 1
Subsequent Event
SUBSEQUENT EVENTS
Number of units issuable		780,000
Price per unit of unit issuable | $ / shares		$ 10
Gross value of units issuable | $		$ 7,800,000
Number of common shares issuable per unit		1
Number of preferred shares issuable per unit		1
Ratio of conversion of preferred stock into common stock		0.333
Period for conversion of preferred stock into common stock		6 months
Number of shares issued				556,800,000
Common Shares, authorized value | $					$ 50,000
Common Shares, shares authorized	4,950,000,000			4,950,000,000	5,000,000,000
Common Shares, par value | $ / shares	$ 0.00001			$ 0.00001	$ 0.00001
Preferred Shares, Shares Authorized	50,000,000			50,000,000
Preferred Shares, Par value | $ / shares	$ 0.00001			$ 0.00001
Common Shares, shares issued	560,759,757			560,759,757
Common Shares, shares outstanding	560,759,757			560,759,757
Preferred Shares, Shares Issued	780,000			780,000
Preferred Shares, Shares Outstanding	780,000			780,000
Subsequent Event | Common shares
SUBSEQUENT EVENTS
Number of shares issued	780,000
Subsequent Event | Series A preferred shares
SUBSEQUENT EVENTS
Number of shares issued	780,000
Subsequent Event | HSPT
SUBSEQUENT EVENTS
Number of shares per unit	1			1
Number of shares redeemed and cancelled	3,502,404
Subsequent Event | SL Bio
SUBSEQUENT EVENTS
Common Shares, authorized value | $	$ 500,000			$ 500,000
Common Shares, shares authorized	500,000,000			500,000,000
Common Shares, par value | $ / shares	$ 0.001			$ 0.001
Issued share capital | $	$ 1			$ 1
Additional paid in capital | $	$ 0			$ 0
Subsequent Event | SL Bio | Common shares
SUBSEQUENT EVENTS
Aggregate number of shares issued	556,800,000			556,800,000